Operating leases (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2015 engine	Aug. 31, 2015 aircraft	Dec. 31, 2016 engine aircraft	Dec. 31, 2017 engine aircraft	Dec. 31, 2016 engine aircraft item	Dec. 31, 2015 engine aircraft
Operating leases
Number of aircraft leased			69	71	69	56
Number of spare engines leased | engine			11	8	11	6
Number of aircraft incorporated to fleet				5	17	7
Number of aircraft returned to respective lessors				3	4	1
Number of aircraft with lease term extended		3		3	2
Number of aircraft spare engines with lease term extended | engine				2
Number of aircraft spare engines to be leased | item					5
Number of spare engines purchased | engine	3		2		2
Airbus purchase agreement
Operating leases
Number of aircraft incorporated to fleet				1	8	5
Lessor's aircraft order book
Operating leases
Number of aircraft incorporated to fleet				4	9	2
Effective from 2015
Operating leases
Number of aircraft with lease term extended		1
Effective from 2016
Operating leases
Number of aircraft with lease term extended		2
A319 Model 132
Operating leases
Number of aircraft leased			6	6	6	6
A319 Model 133
Operating leases
Number of aircraft leased			9	6	9	12
A320 Model 233
Operating leases
Number of aircraft leased			39	39	39	32
A320 Model 232
Operating leases
Number of aircraft leased			4	4	4	4
A320NEO Model 271N
Operating leases
Number of aircraft leased			1	6	1
A321 Model 231
Operating leases
Number of aircraft leased			10	10	10	2
V2500 Model V2527M-A5
Operating leases
Number of spare engines leased | engine			3	3	3	3
V2500 Model V2527E-A5
Operating leases
Number of spare engines leased | engine			4	3	4	3
V2500 Model V2527-A5
Operating leases
Number of spare engines leased | engine			4	2	4